GMO Horizons ETF Investment Strategy - GMO Horizons ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in global equity markets, both developed and emerging. The Fund’s strategy is a reflection of Grantham, Mayo, Van Otterloo & Co. LLC’s (“GMO” or the “Adviser”) view that the world economy is transitioning to a lower carbon future, a transition GMO believes will create secular growth opportunities. The Fund seeks to capture these opportunities and mitigate related risks through significant exposure to investments providing impactful climate solutions and a lower total carbon footprint (direct and indirect) than the MSCI ACWI ex-Fossil Fuels Index, while maintaining diversification and controlling for exposure to environmental, social, and governance (ESG) risks.In selecting securities for purchase and sale by the Fund, GMO uses a combination of systematic investment methods and datasets, as well as other publicly available financial information. In constructing the Fund’s portfolio, GMO considers total emissions, company-level revenues associated with environmentally positive business activities (e.g., water management, treatment and delivery, waste and pollution management, efficient transportation), position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. In addition, the Fund may lend its portfolio securities.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.